LONG-TERM DEBT AND CREDIT FACILITIES (Details - Maturity schedule) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Borrowings	$ 11,766	$ 10,182	$ 7,338
Corporate borrowings and credit facilities
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Borrowings	2,557
Subsidiary borrowings
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Borrowings	11,842
Subsidiary borrowings | Hydroelectric
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Borrowings	6,392
Subsidiary borrowings | Wind
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Borrowings	2,211
Subsidiary borrowings | Solar and Other
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Borrowings	682
Equity-accounted investments
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Borrowings	4,659
2018 | Corporate borrowings and credit facilities
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Borrowings	159
2018 | Subsidiary borrowings
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Borrowings	1,676
2018 | Subsidiary borrowings | Hydroelectric
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Borrowings	206
2018 | Subsidiary borrowings | Wind
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Borrowings	665
2018 | Subsidiary borrowings | Solar and Other
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Borrowings	646
2018 | Equity-accounted investments
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Borrowings	110
2019 | Corporate borrowings and credit facilities
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Borrowings	202
2019 | Subsidiary borrowings
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Borrowings	686
2019 | Subsidiary borrowings | Hydroelectric
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Borrowings	366
2019 | Subsidiary borrowings | Wind
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Borrowings	115
2019 | Subsidiary borrowings | Solar and Other
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Borrowings	3
2019 | Equity-accounted investments
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Borrowings	116
2020 | Corporate borrowings and credit facilities
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Borrowings	377
2020 | Subsidiary borrowings
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Borrowings	1,515
2020 | Subsidiary borrowings | Hydroelectric
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Borrowings	1,013
2020 | Subsidiary borrowings | Wind
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Borrowings	122
2020 | Subsidiary borrowings | Solar and Other
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Borrowings	3
2020 | Equity-accounted investments
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Borrowings	112
2021 | Corporate borrowings and credit facilities
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Borrowings	0
2021 | Subsidiary borrowings
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Borrowings	949
2021 | Subsidiary borrowings | Hydroelectric
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Borrowings	822
2021 | Subsidiary borrowings | Wind
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Borrowings	125
2021 | Subsidiary borrowings | Solar and Other
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Borrowings	2
2021 | Equity-accounted investments
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Borrowings	716
2022 | Corporate borrowings and credit facilities
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Borrowings	984
2022 | Subsidiary borrowings
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Borrowings	1,437
2022 | Subsidiary borrowings | Hydroelectric
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Borrowings	317
2022 | Subsidiary borrowings | Wind
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Borrowings	132
2022 | Subsidiary borrowings | Solar and Other
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Borrowings	4
2022 | Equity-accounted investments
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Borrowings	602
Thereafter
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Borrowings	16,501
Thereafter | Corporate borrowings and credit facilities
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Borrowings	835
Thereafter | Subsidiary borrowings
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Borrowings	5,579
Thereafter | Subsidiary borrowings | Hydroelectric
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Borrowings	3,668
Thereafter | Subsidiary borrowings | Wind
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Borrowings	1,052
Thereafter | Subsidiary borrowings | Solar and Other
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Borrowings	24
Thereafter | Equity-accounted investments
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Borrowings	$ 3,003